SBA Loan Payable (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 12, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 21, 2025	May 19, 2025	May 06, 2025	May 04, 2020	Apr. 25, 2020
SBA Loan Payable (Details) [Line Items]
Original principal amount								$ 105,000	$ 78,750	$ 26,250
Bears interest rate										120.00%
Total principal and interest on loan amount	$ 467,117	$ 2,901		$ 2,901		$ 4,128	$ 5,719
Debt instrument, periodic payment	$ 2,595
Gain on restructure of debt in the amount		(387,638)	$ 0	(646,653)	$ 0	0	(25,000)
Notes Payable		641,666		641,666		548,137	945,429
Principal payments							11,555
Loans Payable, Current		$ 374,643		374,643		393,761	$ 421,788
PPP Loan [Member]
SBA Loan Payable (Details) [Line Items]
Original principal amount											$ 460,400	$ 460,400
Bears interest rate							1.00%				1.00%	1.00%
Gain on restructure of debt in the amount							$ 40,622
Notes Payable							$ 433,343
Principal payments				$ 20,130		$ 28,027